UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA Partners LLC
           --------------------------------------------------
Address:   200 Park Avenue, Suite 3900
           --------------------------------------------------
           New York, NY 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10328

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Brebbia
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-692-7693
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Joel Brebbia                    New York, NY           02/04/05
     ------------------------   ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             69
                                               -------------

Form 13F Information Table Value Total:       $  1,470,936
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      Form 13F INFORMATION TABLE

--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ARCH CAPITAL GROUP LTD              COM         G0450A105     26420     682687     SH       SOLE             682687
AFC ENTERPRISES INC                 COM         00104Q107     16338     689058     SH       SOLE             689058
ASSURANT INC                        COM         04621X108     53230    1742400     SH       SOLE            1742400
AXIS CAPITAL HOLDINGS LTD           COM         G0692U109     26318     961900     SH       SOLE             961900
PEABODY ENERGY CORPORATION          COM         704549104     54800     677300     SH       SOLE             677300
CONCORDE CAREER  COLLEGES INC       COM         20651H201      1178      58100     SH       SOLE              58100
CROWN HOLDINGS INC                  COM         228368106     49013    3567200     SH       SOLE            3567200
COMSYS IT PRT INC                   COM         20581E104        68       6800     SH       SOLE               6800
CONSECO INC                         COM         208464883     34855    1747100     SH       SOLE            1747100
CENTERPOINT ENERGY INC              COM         15189T107     38783    3432100     SH       SOLE            3432100
COBRA  ELECTRONICS CORP             COM         191042100      5130     632580     SH       SOLE             632580
COPART INC                          COM         217204106    102562    3896729     SH       SOLE            3896729
COMSTOCK RESOURCES INC NEW          COM         205768203     19999     907000     SH       SOLE             907000
COMMSCOPE INC                       COM         203372107      9732     514900     SH       SOLE             514900
CABLEVISION SYSTEMS CORP CL A       COM         12686C109      7602     305300     SH       SOLE             305300
DADE                                COM         23342J206     22400     400000     SH       SOLE             400000
EFUNDS CORP                         COM         28224R101     28000    1166200     SH       SOLE            1166200
EDISON INTERNATIONAL                COM         281020107     19538     610000     SH       SOLE             610000
ELAN CORP PLC-ADR                   COM         284131208     21800     800000     SH       SOLE             800000
ITT EDUCATIONAL SERVICES INC        COM         45068B109     33594     706500     SH       SOLE             706500
FPIC INSURANCE GROUP INC            COM         302563101     10278     290496     SH       SOLE             290496
GOLD BANC CORP INC                  COM         379907108      6360     435000     SH       SOLE             435000
W R GRACE & CO-DEL NEW              COM         38388F108      1871     137500     SH       SOLE             137500
GEVITY HR INC                       COM         374393106     17270     840000     SH       SOLE             840000
HANDLEMAN CO                        COM         410252100      2079      96800     SH       SOLE              96800
HOLLY CORP NEW                      COM         435758305     24158     866800     SH       SOLE             866800
HOSPIRA INC                         COM         441060100     31014     925800     SH       SOLE             925800
HYPERCOM CORP                       COM         44913M105       592     100000     SH       SOLE             100000
JACKSON HEWITT TAX SERVICE INC      COM         468202106     62224    2464300     SH       SOLE            2464300
KEY ENERGY GROUP INC                COM         492914106     21425    1815700     SH       SOLE            1815700
KERR MCGEE CORP                     COM         492386107     13581     235000     SH       SOLE             235000
KMART HOLDINGS CORP                 COM         498780105     14447     146000     SH       SOLE             146000
LODGIAN INC                         COM         54021P403      3351     272400     SH       SOLE             272400
LIPMAN ELECTRONIC ENGINEERING       COM         M6772H101     49295    1766846     SH       SOLE            1766846
LIGHTBRIDGE INC                     COM         532226107      2542     420900     SH       SOLE             420900
MCI INC                             COM         552691107     31923    1583500     SH       SOLE            1583500
MCDERMOTT INTL INC                  COM         580037109     34313    1868900     SH       SOLE            1868900
MAGELLAN HEALTH SERVICES INC        COM         559079207     56223    1645859     SH       SOLE            1645859
MERISTAR HOSPITALITY CORP           COM         58984Y103      4167     499100     SH       SOLE             499100
MI DEVELOPMENTS INC                 COM         55304X104     18250     604900     SH       SOLE             604900
MTR GAMING GROUP INC                COM         553769100      5911     559796     SH       SOLE             559796
MGIC INVESTMENT CORP-WIS            COM         552848103     46590     676100     SH       SOLE             676100
MYKROLIS CORP                       COM         62852P103      3565     251600     SH       SOLE             251600
NOVOSTE CORP                        COM         67010C100      2270    1327698     SH       SOLE            1327698
NORANDA INC                         COM         655422103     19360    1100000     SH       SOLE            1100000
NBTY INC                            COM         628782104     18901     787200     SH       SOLE             787200
PAN AMERICAN SILVER CORP            COM         697900108      8150     510000     SH       SOLE             510000
PREMCOR INC                         COM         74045Q104     34158     810000     SH       SOLE             810000
PFIZER INC                          COM         717081103     66822    2485000     SH       SOLE            2485000
PEOPLESOFT INC                      COM         712713106     13245     500000     SH       SOLE             500000
OCCULOGIX INC                       COM         67461T107      1352     132500     SH       SOLE             132500
RELIANT ENERGY INC                  COM         75952B105     43721    3203000     SH       SOLE            3203000
SEARS ROEBUCK & CO                  COM         812387108     22351     438000     SH       SOLE             438000
SINCLAIR BROADCAST GROUP INC        COM         829226109       658      71411     SH       SOLE              71411
STAR GAS PARTNERS LP                COM         85512C105      7450    1000000     SH       SOLE            1000000
SIRVA INC                           COM         82967Y104      2502     130200     SH       SOLE             130200
SUPERIOR ESSEX INC                  COM         86815V105      6618     352100     SH       SOLE             352100
SOURCECORP INC                      COM         836167106      8108     424300     SH       SOLE             424300
SEAGATE TECHNOLOGY HOLDINGS         COM         G7945J104      1727     100000     SH       SOLE             100000
SITEL CORP.                         COM         82980K107      2276     925400     SH       SOLE             925400
TECH TEAM GLOBAL INC                COM         878311109        25       2500     SH       SOLE               2500
TEEKAY SHIPPING CORP                COM         Y8564W103      4211     100000     SH       SOLE             100000
TELEWEST GLOBAL INC                 COM         87956T107     20097    1143200     SH       SOLE            1143200
TRANSMONTAIGNE OIL CO.              COM         893934109      3328     542900     SH       SOLE             542900
TERRA INDUSTRIES INC                COM         880915103      8436     950000     SH       SOLE             950000
TRANSACTION SYSTEMS ARCHITECTS      COM         893416107     41652    2098356     SH       SOLE            2098356
VESTA INSURANCE GROUP INC           COM         925391104     13188    3583588     SH       SOLE            3583588
WILLIAMS COMPANIES INC              COM         969457100     45105    2768900     SH       SOLE            2768900
UNITED STATES STL CORP NEW          COM         912909108     42435     828000     SH       SOLE             828000
